Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

NOTE 20 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties which are shareholders and directors of the Company:

a.	Transactions:

	Year ended December 31
	2024	2023
Share-based compensation to non-executive directors	$682	$56

b.	Balances:

	December 31
	2024	2023
Short-term liabilities -
Other current liabilities	$890	$-

Long-term liabilities -
CLA	$-	$9,780
Long-term debt measured under the fair value option	$-	$21,976